Investment Objectives and Goals - X-Square Municipal Income ETF	Jan. 26, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — X-Square Municipal Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	X-Square Municipal Income ETF (the “Fund”) seeks to provide income exempt from federal income tax.